Selected Quarterly Financial Data (Unaudited) - Unaudited Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			3 Months Ended								8 Months Ended	12 Months Ended
		May 03, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Net sales and operating revenues			$ 265,053	$ 225,379	$ 209,365	$ 159,073	$ 106,827	$ 98,844	$ 86,526	$ 72,951		$ 858,870	$ 365,148	$ 130,392
Gross profit			21,890	20,416	16,039	9,746	2,437	6,766	6,037	3,957		68,091	19,197	1,346
Net loss			(47,238)	(39,769)	(38,870)	(38,439)	(35,694)	(21,985)	(18,108)	(17,325)	$ (114,374)	(164,316)	(93,112)	(36,780)
Net loss attributable to Carvana Co.			$ (5,480)	$ (4,380)	$ (14,542)	$ (38,439)	$ (35,694)	$ (21,985)	$ (18,108)	$ (17,325)		$ (62,841)	$ (93,112)	$ (36,780)
Net loss per share of Class A common stock, basic and diluted (in dollars per share)			$ (0.45)	$ (0.29)	$ (0.28)	$ (0.28)	$ (0.26)	$ (0.16)	$ (0.13)	$ (0.13)
Class A
Subsidiary, Sale of Stock [Line Items]
Net loss per share of Class A common stock, basic and diluted (in dollars per share)	[1]											$ (1.31)	$ (0.68)	$ (0.27)
IPO | Class A
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		15.0

[1]	Amounts for periods prior to the initial public offering have been retrospectively adjusted to give effect to 15.0 million shares of Class A common stock issued in the initial public offering and the Organizational Transactions described in Note 1.